Disclosures About Fair Value of Financial Instruments - Additional Quantitative Information about Assets Measured at Fair Value on Nonrecurring Basis (Detail) (USD $)
In Thousands, unless otherwise specified
	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Mortgage servicing rights range weighted average discount rate		9.50%
Mortgage servicing rights range weighted average remaining term		10.50%
Minimum [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Mortgage Servicing Rights		7.80%
Maximum [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Mortgage Servicing Rights		17.20%
Unobservable Input Appraisal Adjustments [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Impaired loans, appraisal adjustments or liquidation expenses, percentage		0.00%
Unobservable Input Appraisal Adjustments [Member] | Weighted Average [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Impaired loans, appraisal adjustments or liquidation expenses, percentage	(11.50%)
Unobservable Input Appraisal Adjustments [Member] | Minimum [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Impaired loans, appraisal adjustments or liquidation expenses, percentage	(30.00%)
Unobservable Input Appraisal Adjustments [Member] | Maximum [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Impaired loans, appraisal adjustments or liquidation expenses, percentage	0.00%
Unobservable Input Liquidation Expenses [Member] | Weighted Average [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Impaired loans, appraisal adjustments or liquidation expenses, percentage	8.80%	20.50%
Unobservable Input Liquidation Expenses [Member] | Minimum [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Impaired loans, appraisal adjustments or liquidation expenses, percentage	0.00%	15.80%
Unobservable Input Liquidation Expenses [Member] | Maximum [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Impaired loans, appraisal adjustments or liquidation expenses, percentage	9.00%	23.10%
Valuation Techniques Appraisal of Collateral [Member] | Fair Value Hedging [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Impaired loans	503	372
Valuation Techniques Discounted Cash Flow [Member] | Fair Value Hedging [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Mortgage servicing rights		1